Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Geographic Information for Property and Equipment, Net of Accumulated Depreciation

Geographic information for property and equipment, net of accumulated depreciation at December 31, 2016 and 2015 is as follows:

	December 31,
(Dollars in thousands)	2016	2015
United States	$920	$2,067
China	9,299	10,024

Total property and equipment, net	$10,219	$12,091

Major Customers and Concentration of Credit Risk

Estimated revenue from significant customers as a percentage of the Company’s consolidated gross revenue was as follows:

	Year Ended December 31,
	2016	2015
McKesson Corporation	35.7%	37.8%
AmerisourceBergen Corporation	31.0%	26.7%
Cardinal Health	24.3%	25.5%

The Company’s three largest customers accounted for receivables in excess of ten percent of gross accounts receivable at December 31, 2016 and 2015:

	December 31,
	2016	2015
Amerisource Bergen Corporation	47.0%	35.5%
McKesson Corporation	25.4%	31.2%
Cardinal Health	17.0%	21.5%